Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, cash flow and net investment hedging (Details) - Fair value hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	108,093	103,822
Change in fair value used as a basis to determine ineffectiveness	£ 736	£ 593
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	95,612	89,602
Change in fair value used as a basis to determine ineffectiveness	£ 710	£ (38)
Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	12,481	14,220
Change in fair value used as a basis to determine ineffectiveness	£ 26	£ 631
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	75	147
Hedging instrument, liabilities	(517)	(322)
Derivative financial instruments | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	2	26
Hedging instrument, liabilities	(3)	(16)
Derivative financial instruments | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	73	121
Hedging instrument, liabilities	(514)	(306)
Loan liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0